ESG Managers Growth Portfolio
ESG Managers Growth Portfolio
Investment Objective
The Growth Portfolio's investment objective is to seek long-term capital appreciation.
Fees & Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Institutional Class or Class C shares of the Growth Portfolio. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Portfolio. More information about these and other discounts is available from your financial intermediary, under "Shareholder Guide—Sales Charges" on page 61 of this Prospectus and under "Distribution and Shareholder Services—Sales Charge Reductions and Waivers" in the Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees ESG Managers Growth Portfolio	Class A		Institutional Class	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.50%		none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	1.00%	[1]	none	1.00%	[2]
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[2]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."

Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Annual Fund Operating Expenses ESG Managers Growth Portfolio		Class A	Institutional Class	Class C
Management Fee	[1]	0.53%	0.53%	0.53%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	none	1.00%
Other Expenses		1.66%	1.66%	1.66%
Acquired Fund Fees and Expenses	[2]	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses		3.06%	2.81%	3.81%
Contractual Reimbursements	[3]	(1.36%)	(1.36%)	(1.36%)
Net Annual Fund Operating Expenses		1.70%	1.45%	2.45%
[1]	This fee is blended, applying a 0.45% management fee to the portion of fund assets allocated to mutual funds or ETFs, and applying a 0.90% management fee to the portion of fund assets managed directly by a subadviser.
[2]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[3]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's Other Expenses (excluding management fees, distribution and service fees, interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses (except that the Adviser has also agreed contractually to waive its advisory fees with respect to the Fund's investments in funds advised by the Adviser)), as a percentage of its average net assets, do not exceed 0.39% on an annualized basis. This reimbursement arrangement will continue in effect until at least December 31, 2016 unless modified or terminated by the Fund's Trustees.

Example of Expenses

The table below is intended to help an investor compare the cost of investing in shares of the Growth Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example ESG Managers Growth Portfolio (USD $)	1 year	3 years	5 years	10 years
Class A	713	1,322	1,955	3,648
Institutional Class	148	742	1,363	3,039
Class C	348	1,039	1,849	3,959

Expense Example No Redemption (USD $)	1 year	3 years	5 years	10 years
ESG Managers Growth Portfolio Class C	248	1,039	1,849	3,959

Portfolio Turnover

The Growth Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Growth Portfolio's performance. During the Growth Portfolio's most recent fiscal year, the Growth Portfolio's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds ("ETFs")) almost all of its total assets in equity securities (e.g., stocks), although it may invest a small portion (generally less than 10%) of its total assets in fixed income securities. The Growth Portfolio may invest in domestic securities as well as securities of non-U.S. issuers, including investments in emerging markets.

The Adviser has engaged Morningstar Associates, LLC as a portfolio construction adviser to design an asset allocation strategy for the Growth Portfolio. Morningstar Associates allocates portions of the Growth Portfolio's assets to one or more pooled investment vehicles, such as mutual funds or ETFs ("Underlying Funds"), and to one or more subadvisers engaged by the Adviser to implement the Growth Portfolio's principal investment strategies for the assets allocated to it. At present, the only subadviser engaged by the Adviser is ClearBridge Advisors, LLC ("ClearBridge"). Morningstar Associates may adjust its allocations from time to time. ClearBridge applies its own sustainability or environmental, social and governance ("ESG") criteria to its investments.

Principal Risks

The Growth Portfolio is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Growth Portfolio are summarized below.

•  Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Allocation Risk. The allocation techniques and decisions of Morningstar Associates, LLC may not produce the desired results.

•  Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  Value Securities Risk. Value securities are securities the Adviser and/or a subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

•  Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries.

•  Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

•  Underlying Funds Risk. Investments in shares of other investment companies ("Underlying Funds") are subject to the fees, expenses and risks of those Underlying Funds. The Fund may be limited in the extent to which it can invest in an Underlying Fund, and may have limited information about the Underlying Fund's investments, either of which may adversely affect the management of the Fund. If an Underlying Fund seeks to track the performance of an index, the value of the Fund's investment in such Underlying Fund also would fluctuate with the value of the index. Although Morningstar Associates is responsible for the Fund's allocation decisions, the Adviser may have potential conflicts of interest in selecting affiliated Underlying Funds for investment by the Fund because the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

The foregoing descriptions are only summaries. Please see "Principal Risks" on page 46 for more detailed descriptions of the foregoing risks.

As with all mutual funds, investors may lose money by investing in the Growth Portfolio.

Performance Information

The bar chart below presents the calendar year total returns for Class A shares of the Growth Portfolio before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Growth Portfolio by showing changes in the Growth Portfolio's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Class A at NAV

For the periods shown in the bar chart:	Best quarter: 1st quarter 2013, 10.33%
Worst quarter: 3rd quarter 2011, -17.50%

Average Annual Total Returns

The performance table below presents the average annual total returns for Class A, Institutional Class and Class C shares of the Growth Portfolio. The performance table is intended to provide some indication of the risks of investment in the Growth Portfolio by showing how the Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year period. After-tax performance is presented only for Class A shares of the Fund. After-tax returns for Institutional Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns ESG Managers Growth Portfolio		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	[1][2]	1.21%	8.76%	[3]	Jan. 04, 2010
Institutional Class	[1]	7.35%	10.27%	[3]	Jan. 04, 2010
Class C	[1][4]	6.31%	9.19%	[3]	Jan. 04, 2010
After Taxes Class A	[1][2]	0.24%	7.64%	[3]
After Taxes on Distributions Class A	[1][2]	1.05%	6.78%	[3]
Blended Index	[5][6][7][8]	7.06%	11.66%	[3]	Jan. 04, 2010
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index	[8][9]	5.64%	10.32%	[3]	Jan. 04, 2010
S&P 500 Index	[5][8]	13.69%	15.11%	[3]	Jan. 04, 2010
[1]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.
[2]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. Performance shown reflects the maximum sales load for the Fund's Class A Shares of 5.50%.
[3]	The Fund's inception date is January 4, 2010.
[4]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within one year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[5]	The S&P 500 Index is an index of large capitalization common stocks.
[6]	The Blended Index is composed of 66% S&P 500 Index and 34% MSCI EAFE (Net) Index.
[7]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[8]	Unlike the Growth Portfolio, the Blended Index, the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[9]	The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Average, which is a total return performance average of mutual funds tracked by Lipper, Inc. that by practice, maintain at least 80% of assets in equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.